Filed pursuant to Rule 497(e)
File Nos. 333-92415 and 811-09721
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Supplement dated September 21, 2011
to the
Statement of Additional Information dated March 1, 2011 (as revised April 1, 2011)
The last sentence in the second paragraph in the section titled “Investment Objectives and Policies — Hybrid Instruments” in the Statement of Additional Information is deleted in its entirety. This sentence is being removed to eliminate the 5% investment limit in hybrid instruments.
Please retain this Supplement for future reference.